Organization and Business Operations (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended	11 Months Ended
	Sep. 30, 2013 item	Mar. 31, 2013 AWP	Aug. 01, 2012 AWP	Jul. 31, 2011 AWP Sharing agreement item acre	Aug. 01, 2012 AWP Karlsson	Nov. 30, 2011 AWP Karlsson Operating Agreement item acre
Organization and Business Operations
Amount of cash contributions made		$ 11.0				$ 11.0
Number of private sections	101
Number of Arizona state sections on which permits are held	38					42
Area transferred in exchange for equity interest (in acres)						31,000
Ownership percentage			50.00%			50.00%
Number of private mineral estate sections covered				101
Area of private mineral leases related to private mineral estates covered (in acres)				63,000
Ownership percentage acquired from Karlsson Group					50.00%